UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 800 Third Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $36,070 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     1521    33500 SH       SOLE                    33500
AVIS BUDGET GROUP              COM              053774105     1130   200000 SH       SOLE                   200000
BANK OF AMERICA CORPORATION    COM              060505104      858    65000 SH       SOLE                    65000
CAPSTONE TURBINE CORP          COM              14067D102       98   117625 SH       SOLE                   117625
CHIMERA INVT CORP              COM              16934Q109     1047   300000 SH       SOLE                   300000
CONSTELLATION ENERGY GROUP I   COM              210371100     1329    50000 SH       SOLE                    50000
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     1274    75000 SH       SOLE                    75000
COSAN LTD                      SHS A            G25343107      518   100000 SH       SOLE                   100000
COVANTA HLDG CORP              COM              22282E102     1018    60000 SH       SOLE                    60000
EXPRESS SCRIPTS INC            COM              302182100     1719    25000 SH       SOLE                    25000
F M C CORP                     COM NEW          302491303      336     7100 SH       SOLE                     7100
FIFTH THIRD BANCORP            COM              316773100     2308   325000 SH       SOLE                   325000
FRONTIER OIL CORP              COM              35914P105      997    76025 SH       SOLE                    76025
GOLDCORP INC NEW               COM              380956409      626    18000 SH       SOLE                    18000
HESS CORP                      COM              42809H107      645    12000 SH       SOLE                    12000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108      953  1536000 SH       SOLE                  1536000
KEYCORP NEW                    COM              493267108      786   150000 SH       SOLE                   150000
LENDER PROCESSING SVCS INC     COM              52602E102      916    33000 SH       SOLE                    33000
LIFE TECHNOLOGIES CORP         COM              53217V109     3129    75000 SH       SOLE                    75000
MEMC ELECTR MATLS INC          COM              552715104     1781   100000 SH       SOLE                   100000
MI DEVS INC                    CL A SUB VTG     55304X104     1139   150000 SH       SOLE                   150000
MICROSOFT CORP                 COM              594918104      841    35400 SH       SOLE                    35400
MOLECULAR INSIGHT PHARM INC    COM              60852M104     2332   451031 SH       SOLE                   451031
MORGAN STANLEY                 COM NEW          617446448     1340    47000 SH       SOLE                    47000
PHH CORP                       COM NEW          693320202     1818   100000 SH       SOLE                   100000
POTASH CORP SASK INC           COM              73755L107      335     3600 SH       SOLE                     3600
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875      411    12850 SH       SOLE                    12850
SHIRE PLC                      SPONSORED ADR    82481R106      751    18100 SH       SOLE                    18100
SPDR GOLD TRUST                GOLD SHS         78463V107      912    10000 SH       SOLE                    10000
SUNCOR ENERGY INC              COM              867229106      637    21000 SH       SOLE                    21000
SUNTRUST BKS INC               COM              867914103      576    35000 SH       SOLE                    35000
TRANSOCEAN LTD                 REG SHS          H8817H100      854    11500 SH       SOLE                    11500
WYETH                          COM              983024100     1135    25000 SH       SOLE                    25000